REDEEMABLE NON-CONTROLLING INTERESTS - Additional Information (Details) - USD ($)					12 Months Ended
	Oct. 24, 2025	Mar. 10, 2025	Apr. 07, 2023	Nov. 08, 2022	Dec. 31, 2025	Mar. 20, 2023	Dec. 31, 2022
Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Shares issued					25,625,000
Shares outstanding					25,625,000
Series Pre-A Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Shares issued					0
Shares outstanding					0
Beijing Xiangshang | Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Shares issued				31,875,000
Aggregate cash consideration				$ 4,397,462
Shares repurchased	6,250,000
Aggregate cash consideration	$ 1,165,382
Capital contribution in sponsored fund from redeemable non-controlling interest				$ 4,356,074
Subscriptions receivable							$ 43,496
Subscriptions received						$ 43,672
Non-cumulative dividend rate, as calculated on consideration paid for equity interests (as a percent)					10.00%
Beijing Xiangshang | Series Pre-A Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Shares issued			3,596,000
Aggregate cash consideration			$ 1,636,364
Shares repurchased		3,596,000
Aggregate cash consideration		$ 1,865,173